Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
FINANCE COSTS
8.	FINANCE COSTS

An analysis of finance costs is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Interest on bank loans and other borrowings	91,690	61,555	51,812	7,409
Interest on lease liabilities (note 13(b))	1,321	1,498	1,118	160
Interest on long-term payables	3,046	1,402	1,140	163

Total	96,057	64,455	54,070	7,732